Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 266.2	$ 234.5	$ 207.0
After Tax	173.0	152.4	134.6
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	51.4	64.9	63.4
After Tax	$ 33.4	$ 42.2	$ 41.2